Note 3 - Changes in Fair Value for Assets and Liabilities Measured on a Recurring Basis (Details) - Derivative Financial Instruments, Liabilities [Member]	6 Months Ended
Jun. 30, 2016 USD ($)
Balance, December 31, 2015
Issuance of derivative warrants liabilities	487,425
Change in fair value of derivative warrant liabilities	28,394
Balance, June 30, 2016	$ 515,819